Leases (Additional Information for Leases) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases	$ 135	$ 129	$ 142
Operating cash outflows from finance leases	0	1	3
Financing cash outflows from finance leases	7	68	59
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease	142	135	53
Finance lease	$ 7	$ 6	$ 0